SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		9 Months Ended
	May 05, 2021	Sep. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 3,340
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 2,900
Total intangible assets, term		8 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 440
Total intangible assets, term		2 years
Action Sale and Purchase Agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 29,100
Action Sale and Purchase Agreement [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 29,100
Total intangible assets, term	10 years